Quarterly Report
March 31, 2019
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 60.6%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$370,000	$361,823
L3 Technologies, Inc., 3.85%, 6/15/2023		555,000	571,976
Lockheed Martin Corp., 3.55%, 1/15/2026		749,000	773,023
Rolls-Royce Holdings PLC, 0.875%, 5/09/2024	EUR	400,000	453,062
			$2,159,884
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$493,000	$470,978
Asset-Backed & Securitized – 2.8%
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		$285,276	$285,699
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		354,503	355,060
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		533,329	532,514
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		1,292,000	1,279,289
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.807% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,040,000	2,016,157
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.423% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)		1,991,841	1,990,375
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.835% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		584,500	584,499
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,630,052
KKR Real Estate Financial Trust Inc. Ltd., 2018-FL1, “A”, FLR, 3.583% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		773,500	773,621
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.587% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		1,398,000	1,374,403
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	674,200
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 4.17% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,275,000	2,218,086
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,324,847
			$17,038,802
Automotive – 0.7%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	250,000	$282,783
Ferrari N.V., 1.5%, 3/16/2023		900,000	1,028,805
General Motors Co., 6.75%, 4/01/2046		$312,000	325,412
General Motors Financial Co., Inc., 4.35%, 1/17/2027		565,000	549,124
Lear Corp., 3.8%, 9/15/2027		416,000	398,604
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	405,000	454,727
Volkswagen International Finance N.V., 1.875%, 3/30/2027		300,000	331,211
Volkswagen International Finance N.V., 3.375% to 6/27/2024, FLR (EUR Swap Rate - 6yr. + 2.97%) to 6/27/2028, FLR (EUR Swap Rate - 6yr. + 2.22%) to 6/27/2044, FLR (EUR Swap Rate - 6yr. + 3.97%) to 6/27/2059		400,000	441,797
Volkswagen International Finance N.V., 2.7%, 12/31/2099		400,000	445,335
			$4,257,798
Broadcasting – 0.2%
Fox Corp., 4.709%, 1/25/2029 (n)		$109,000	$116,869
SES S.A., 1.625%, 3/22/2026	EUR	500,000	566,035
WPP Finance, 2.875%, 9/14/2046	GBP	440,000	470,128
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	330,000	375,385
			$1,528,417
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.85%, 5/21/2025		$596,000	$626,372
E*TRADE Financial Corp., 2.95%, 8/24/2022		499,000	497,865
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	300,000	338,494
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$831,000	863,023
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	681,934
			$3,007,688

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	$380,526
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		339,000	324,630
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		446,000	429,742
			$1,134,898
Business Services – 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$179,000	$182,815
Fidelity National Information Services, Inc., 5%, 10/15/2025		108,000	116,364
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	726,202
			$1,025,381
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$332,000	$370,184
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	501,457
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	512,308
Sky PLC, 2.5%, 9/15/2026	EUR	550,000	688,958
			$2,072,907
Chemicals – 0.5%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$703,519
Argentum Netherlands B.V. for Givaudan S.A., 2%, 9/17/2030	EUR	300,000	364,184
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		$694,000	735,997
Sasol Financing USA LLC, 6.5%, 9/27/2028		1,288,000	1,405,536
			$3,209,236
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (z)		$749,000	$760,243
Microsoft Corp., 4.1%, 2/06/2037		824,000	896,217
			$1,656,460
Computer Software - Systems – 0.3%
Apple, Inc., 4.5%, 2/23/2036		$900,000	$1,009,001
Apple, Inc., 3.6%, 7/31/2042	GBP	200,000	317,605
Apple, Inc., 4.25%, 2/09/2047		$225,000	240,012
			$1,566,618
Conglomerates – 0.3%
General Electric Co., 4.5%, 3/11/2044		$190,000	$173,573
Smiths Group PLC, 2%, 2/23/2027	EUR	300,000	343,082
United Technologies Corp., 4.125%, 11/16/2028		$690,000	716,852
Wabtec Corp., 4.95%, 9/15/2028		355,000	360,275
			$1,593,782
Consumer Products – 0.4%
JAB Holdings B.V., 2%, 5/18/2028	EUR	300,000	$342,726
JAB Holdings B.V., 2.5%, 6/25/2029		300,000	351,335
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	590,007
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	410,599
Whirlpool Corp., 4.75%, 2/26/2029		767,000	786,872
			$2,481,539
Consumer Services – 0.6%
Bookings Holdings, Inc., 1.8%, 3/03/2027	EUR	450,000	$531,903
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$692,000	714,855
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	400,000	453,165
ManpowerGroup, 1.75%, 6/22/2026		400,000	463,210
Priceline Group, Inc., 3.55%, 3/15/2028		$356,000	354,336
Visa, Inc., 4.15%, 12/14/2035		585,000	637,587

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Visa, Inc., 3.65%, 9/15/2047		$390,000	$390,944
			$3,546,000
Electronics – 0.3%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	400,000	$469,290
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$471,000	449,958
Broadcom, Inc., 4.25%, 4/15/2026 (z)		632,000	627,323
			$1,546,571
Emerging Market Quasi-Sovereign – 1.2%
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		$1,570,000	$1,708,389
Petroleos Mexicanos, 1.875%, 4/21/2022	EUR	250,000	277,187
Petroleos Mexicanos, 6.5%, 1/23/2029		$1,423,000	1,410,193
PT Pertamina Persero, 6%, 5/03/2042 (n)		2,084,000	2,260,467
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	400,000	476,541
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		$1,007,000	1,008,942
			$7,141,719
Emerging Market Sovereign – 1.6%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,972,000	$2,064,684
Republic of Hungary, 5.375%, 2/21/2023		1,972,000	2,127,058
Republic of Indonesia, 8.25%, 5/15/2029	IDR	42,896,000,000	3,146,711
Republic of Indonesia, 8.375%, 3/15/2034		26,990,000,000	1,945,043
State of Qatar, 4%, 3/14/2029 (n)		$462,000	476,143
United Mexican States, 4.6%, 2/10/2048		355,000	343,569
			$10,103,208
Energy - Independent – 0.4%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,205,132
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$1,142,000	$1,162,492
Eni S.p.A., 4%, 9/12/2023 (n)		322,000	330,375
			$1,492,867
Financial Institutions – 0.4%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$973,000	$909,063
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	501,685
GE Capital International Funding Co., 3.373%, 11/15/2025		$959,000	930,548
			$2,341,296
Food & Beverages – 0.3%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$449,576
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031		300,000	336,966
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$201,000	192,918
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		292,000	320,484
Constellation Brands, Inc., 4.4%, 11/15/2025		586,000	615,220
Kraft Heinz Foods Co., 4.375%, 6/01/2046		230,000	198,959
			$2,114,123
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)		$675,000	$719,017
Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	260,000	$358,961
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$510,000	$527,841

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Grainger PLC, 3.375%, 4/24/2028	GBP	280,000	$369,879
Investor AB, 1.5%, 9/12/2030	EUR	300,000	353,126
			$723,005
Insurance – 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	480,000	$548,295
Argentum Zurich Insurance, 3.5%, 10/01/2046		400,000	497,025
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		350,000	429,041
			$1,474,361
Insurance - Property & Casualty – 0.6%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$639,796
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		400,000	436,235
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	265,675
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	320,000	382,082
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	428,175
Marsh & McLennan Cos., Inc., 1.349%, 9/21/2026	EUR	100,000	113,488
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030		100,000	114,877
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$359,000	363,842
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	400,000	554,485
XLIT Ltd., 3.25%, 6/29/2047	EUR	610,000	710,270
			$4,008,925
International Market Quasi-Sovereign – 1.1%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	2,079,000	$2,413,976
KFW German Government Development Bank , 1.125%, 6/15/2037		1,015,000	1,196,542
Landsbanki Islands HF, 1.125%, 1/19/2024		500,000	551,783
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		$2,880,000	2,847,948
			$7,010,249
International Market Sovereign – 18.2%
Bonos y Obligaciones del Estado, 2.15%, 10/31/2025	EUR	4,955,000	$6,144,681
Bundesrepublik Deutschland, 0.25%, 8/15/2028		6,005,000	6,969,544
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	4,540,000	3,487,335
Commonwealth of Australia, 2.75%, 6/21/2035		9,870,000	7,679,457
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	4,480,000	7,402,435
Federal Republic of Germany, 2.5%, 8/15/2046		1,933,000	3,248,872
Government of Canada, 1.5%, 6/01/2026	CAD	13,299,000	9,890,630
Government of Canada, 5%, 6/01/2037		990,000	1,097,234
Government of Japan, 1.7%, 9/20/2032	JPY	745,300,000	8,190,432
Government of Japan, 2.4%, 3/20/2037		398,650,000	4,940,879
Government of Japan, 0.5%, 6/20/2038		1,754,200,000	16,352,221
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	1,550,000	1,833,254
Kingdom of Spain, 5.15%, 10/31/2028		6,861,000	10,607,234
Kingdom of Spain, 5.15%, 10/31/2044		670,000	1,205,745
Obrigacoes do Tesouro, 2.25%, 4/18/2034		7,042,000	8,434,232
Republic of Italy, 1.65%, 3/01/2032		3,811,000	3,777,339
Republic of Italy, 4%, 2/01/2037		550,000	688,401
Republic of Italy, 3.85%, 9/01/2049		1,190,000	1,401,841
Republic of Portugal, 4.1%, 4/15/2037		715,000	1,056,298
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	2,050,000	3,648,478
United Kingdom Treasury, 3.25%, 1/22/2044		409,000	715,855
United Kingdom Treasury, 3.75%, 7/22/2052		1,469,000	3,040,078
United Kingdom Treasury, 4%, 1/22/2060		344,000	799,191
			$112,611,666
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	300,000	$336,964

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$631,684
Province of British Columbia, 2.3%, 6/18/2026		965,000	728,052
			$1,359,736
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/19/2026	EUR	600,000	$689,817
CNH Industrial Finance Europe S.A., 1.75%, 3/25/2027		100,000	112,370
			$802,187
Major Banks – 2.8%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	300,000	$358,701
Bank of America Corp., 2.625%, 4/19/2021		$972,000	969,578
Bank of America Corp., 3.004%, 12/20/2023		423,000	421,315
Bank of America Corp., 3.5%, 4/19/2026		1,274,000	1,284,844
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,253,177
Bank of New York Mellon Corp., 2.95%, 1/29/2023		1,051,000	1,056,536
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	669,680
Barclays PLC, 3.125%, 1/17/2024	GBP	350,000	464,689
Credit Agricole S.A., 0.75%, 12/05/2023	EUR	400,000	458,325
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		400,000	454,134
HSBC Holdings PLC, 4.375%, 11/23/2026		$743,000	761,079
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,608,822
JPMorgan Chase & Co., 3.54%, 5/01/2028		745,000	745,510
Morgan Stanley, 5.5%, 7/28/2021		850,000	899,400
Morgan Stanley, 3.95%, 4/23/2027		636,000	635,808
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	224,233
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		$433,000	434,795
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025		423,000	427,498
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,096,000	1,114,149
Svenska Handelsbanken AB, 5.25%, 12/29/2049		606,000	599,940
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	577,161
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR - 3mo. + 0.954%) to 8/15/2023 (n)		$1,179,000	1,161,546
Wells Fargo & Co., 4.15%, 1/24/2029		441,000	460,992
			$17,041,912
Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	500,000	$576,369
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	628,479
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,032,436
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	137,425
Northwell Healthcare, Inc., 4.26%, 11/01/2047		438,000	441,698
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		394,000	380,099
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		507,000	495,840
			$3,692,346
Medical Equipment – 0.1%
Abbott Laboratories, 4.9%, 11/30/2046		$593,000	$685,751
Medtronic Global Holdings S.C.A., 1.125%, 3/07/2027	EUR	100,000	115,479
			$801,230
Metals & Mining – 0.1%
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	$514,289
Midstream – 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$719,624
MPLX LP, 4.5%, 4/15/2038		449,000	426,484
ONEOK, Inc., 4.95%, 7/13/2047		1,191,000	1,174,052
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		890,000	896,253
			$3,216,413

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 5.3%
Fannie Mae, 4.6%, 9/01/2019		$558,005	$560,567
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,184,477	2,355,995
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		7,663,508	8,100,057
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		4,010,920	4,160,677
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		170,700	187,457
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		296,162	325,724
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,636,052	3,712,082
Freddie Mac, 4.186%, 8/25/2019		630,671	631,806
Freddie Mac, 2.757%, 5/25/2020		5,878	5,869
Freddie Mac, 3.32%, 7/25/2020		25,758	25,722
Freddie Mac, 4%, 7/01/2025		127,937	132,622
Freddie Mac, 3.224%, 3/25/2027		4,000,000	4,098,880
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,339,211
Freddie Mac, 3.35%, 1/25/2028		2,001,000	2,065,025
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		45,621	49,851
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		804,155	867,404
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,441,617	1,526,552
Freddie Mac, 3.5%, 1/01/2047		1,446,606	1,470,820
Ginnie Mae, 5%, 5/15/2040		132,884	139,614
Ginnie Mae, 3.5%, 6/20/2043		1,181,715	1,211,300
			$32,967,235
Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$55,000	$56,183
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		572,000	624,435
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		245,000	246,666
			$927,284
Natural Gas - Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,467,570
Network & Telecom – 0.5%
AT&T, Inc., 4.75%, 5/15/2046		$602,000	$588,266
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	250,000	332,501
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$2,129,000	2,139,497
			$3,060,264
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024		$500,000	$504,430
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	575,183
Phillips 66, 4.875%, 11/15/2044		$795,000	870,827
			$1,950,440
Other Banks & Diversified Financials – 0.8%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	$362,447
BPCE S.A., 0.625%, 9/26/2023		300,000	341,027
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	617,399
Deutsche Bank AG, 1.875%, 2/28/2020		200,000	260,028
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	386,127
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	628,036
KBC Group N.V., 0.875%, 6/27/2023	EUR	400,000	457,869
Macquarie Group Ltd., 1.25%, 3/05/2025		300,000	335,973
UBS AG, 5.125%, 5/15/2024		$866,000	883,320
UniCredit S.p.A., 1%, 1/18/2023	EUR	550,000	596,890
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$362,000	378,803
			$5,247,919

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.3%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	320,000	$379,537
Bayer Capital Corp. B.V., 1.5%, 6/26/2026		400,000	453,087
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022 (z)		370,000	425,858
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)		450,000	542,774
			$1,801,256
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$637,000	$667,740
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	$778,235
Real Estate - Office – 0.1%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	$396,118
Retailers – 0.3%
Best Buy Co., Inc., 4.45%, 10/01/2028		$520,000	$526,648
Home Depot, Inc., 2.625%, 6/01/2022		695,000	699,375
Home Depot, Inc., 3%, 4/01/2026		830,000	833,701
			$2,059,724
Specialty Stores – 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	400,000	$472,750
Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$550,076
Supranational – 0.8%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	3,450,000	$4,053,865
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	303,404
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		465,000	372,325
			$4,729,594
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	$342,112
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	823,145
Crown Castle International Corp., 2.25%, 9/01/2021		1,072,000	1,056,577
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	423,664
SBA Tower Trust, 2.898%, 10/15/2019 (n)		349,000	348,598
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	815,242
			$3,809,338
Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	$532,383
Tobacco – 0.1%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	230,000	$261,457
Altria Group, Inc., 3.125%, 6/15/2031		180,000	207,660
Imperial Brands Finance PLC, 1.375%, 1/27/2025		300,000	336,501
			$805,618
Transportation - Services – 0.5%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	250,000	$356,794
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	552,213
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$574,000	736,350
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	300,000	350,757
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	381,808

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Transurban Finance Co., 1.75%, 3/29/2028	EUR	500,000	$579,387
			$2,957,309
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$4,941	$5,092
Small Business Administration, 5.21%, 1/01/2026		156,060	161,698
Small Business Administration, 5.31%, 5/01/2027		54,759	57,340
Small Business Administration, 2.22%, 3/01/2033		1,161,894	1,123,727
			$1,347,857
U.S. Treasury Obligations – 10.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$3,730,000	$4,226,411
U.S. Treasury Bonds, 3.125%, 2/15/2043		7,220,000	7,650,098
U.S. Treasury Bonds, 3%, 5/15/2047		2,333,000	2,417,754
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		2,338,006	2,312,583
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027		2,782,220	2,756,823
U.S. Treasury Notes, 2%, 11/15/2026 (f)		31,460,000	30,694,391
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		4,314,000	4,437,016
U.S. Treasury Notes, 2.875%, 5/15/2028		11,330,000	11,768,595
			$66,263,671
Utilities - Electric Power – 2.1%
Duke Energy Corp., 2.65%, 9/01/2026		$995,000	$947,817
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	848,128
Emera U.S. Finance LP, 2.7%, 6/15/2021		376,000	372,591
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	425,377
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	302,300
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	300,000	338,504
Enel Finance International N.V., 3.5%, 4/06/2028 (z)		$414,000	389,080
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		343,000	327,087
Enersis Americas S.A., 4%, 10/25/2026		1,891,000	1,862,616
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,220,986
Exelon Corp., 3.497%, 6/01/2022		406,000	410,134
Innogy Finance B.V., 1.625%, 5/30/2026	EUR	380,000	452,202
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	472,921
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$343,000	370,481
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		992,000	996,158
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	514,663
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	289,064
Public Service Enterprise Group, 2%, 11/15/2021		1,215,000	1,179,631
Southern California Edison Co., 4.875%, 3/01/2049		323,000	342,170
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,200,000	1,221,880
			$13,283,790
Total Bonds			$374,970,577
Common Stocks – 35.7%
Aerospace – 1.3%
Boeing Co.		2,522	$961,941
Honeywell International, Inc.		17,841	2,835,292
Lockheed Martin Corp.		8,077	2,424,392
Northrop Grumman Corp.		2,066	556,994
United Technologies Corp.		8,653	1,115,285
			$7,893,904
Airlines – 0.3%
Aena S.A.		2,558	$460,545
Air Canada (a)		54,677	1,317,878
			$1,778,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – 0.8%
Diageo PLC	9,810	$400,943
Heineken N.V.	19,570	2,065,305
Molson Coors Brewing Co.	8,575	511,499
Pernod Ricard S.A.	12,834	2,303,447
		$5,281,194
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	15,841	$1,154,011
Automotive – 0.5%
Aptiv PLC	11,521	$915,804
Magna International, Inc.	28,812	1,402,924
USS Co. Ltd.	34,400	637,531
		$2,956,259
Biotechnology – 0.1%
Biogen, Inc. (a)	2,664	$629,716
Broadcasting – 0.4%
Omnicom Group, Inc.	23,306	$1,701,105
Publicis Groupe S.A.	12,175	651,863
		$2,352,968
Brokerage & Asset Managers – 0.4%
ASX Ltd.	4,065	$201,583
BlackRock, Inc.	3,254	1,390,662
TMX Group Ltd.	10,078	649,091
		$2,241,336
Business Services – 3.0%
Accenture PLC, “A”	20,555	$3,618,091
Bunzl PLC	26,700	880,513
CGI Group, Inc. (a)	10,300	708,094
Cognizant Technology Solutions Corp., “A”	14,564	1,055,162
Compass Group PLC	98,853	2,323,313
DXC Technology Co.	17,823	1,146,197
Equifax, Inc.	8,702	1,031,187
Experian PLC	40,532	1,097,522
Fidelity National Information Services, Inc.	8,637	976,845
Fiserv, Inc. (a)	17,311	1,528,215
Nomura Research Institute Ltd.	22,400	1,016,620
Secom Co. Ltd.	19,500	1,668,312
SGS S.A.	251	624,633
Thomson Reuters Corp.	18,543	1,097,745
		$18,772,449
Cable TV – 0.5%
Comcast Corp., “A”	78,558	$3,140,749
Chemicals – 1.0%
3M Co.	10,167	$2,112,499
Givaudan S.A.	771	1,969,796
PPG Industries, Inc.	20,084	2,266,881
		$6,349,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.2%
Adobe Systems, Inc. (a)	2,308	$615,059
Cadence Design Systems, Inc. (a)	13,070	830,076
		$1,445,135
Computer Software - Systems – 0.4%
Amadeus IT Group S.A.	19,342	$1,549,158
Hitachi Ltd.	22,200	718,100
		$2,267,258
Construction – 0.6%
Daito Trust Construction Co. Ltd.	2,900	$403,745
Persimmon PLC	16,520	466,907
Sherwin-Williams Co.	3,000	1,292,130
Stanley Black & Decker, Inc.	10,157	1,383,079
		$3,545,861
Consumer Products – 1.0%
Colgate-Palmolive Co.	11,979	$821,041
Kao Corp.	15,100	1,187,781
Kimberly-Clark Corp.	19,049	2,360,171
Reckitt Benckiser Group PLC	24,239	2,014,802
		$6,383,795
Containers – 0.1%
Amcor Ltd.	73,871	$807,238
Electrical Equipment – 1.3%
Johnson Controls International PLC	43,113	$1,592,594
Legrand S.A.	14,694	983,376
OMRON Corp. (l)	21,400	1,000,199
Schneider Electric S.A.	51,348	4,028,518
Spectris PLC	15,972	522,148
		$8,126,835
Electronics – 2.0%
Analog Devices, Inc.	13,368	$1,407,249
Halma PLC	23,828	518,901
Hoya Corp.	12,600	830,943
Kyocera Corp.	13,100	768,294
Samsung Electronics Co. Ltd.	27,827	1,094,596
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	123,787	5,070,315
Texas Instruments, Inc.	26,009	2,758,775
		$12,449,073
Energy - Independent – 0.5%
Marathon Petroleum Corp.	29,523	$1,766,952
Occidental Petroleum Corp.	9,361	619,698
Phillips 66	10,461	995,573
		$3,382,223
Energy - Integrated – 1.2%
BP PLC	93,258	$678,376
Chevron Corp.	7,377	908,699
China Petroleum & Chemical Corp.	1,328,000	1,047,181
Eni S.p.A.	18,395	325,077
Exxon Mobil Corp.	24,401	1,971,601
Galp Energia SGPS S.A., “B”	45,902	735,286
LUKOIL PJSC, ADR	9,589	859,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Suncor Energy, Inc.	24,405	$790,946
		$7,316,340
Food & Beverages – 1.6%
Danone S.A.	20,547	$1,583,209
General Mills, Inc.	29,927	1,548,722
J.M. Smucker Co.	11,024	1,284,296
Marine Harvest	19,410	433,211
Nestle S.A.	43,488	4,144,626
Tyson Foods, Inc., “A”	11,801	819,343
		$9,813,407
Food & Drug Stores – 0.2%
Wesfarmers Ltd.	38,867	$956,254
Health Maintenance Organizations – 0.2%
Cigna Corp.	6,848	$1,101,295
Insurance – 2.1%
Aon PLC	19,787	$3,377,641
AXA	30,506	767,557
Chubb Ltd.	13,011	1,822,581
Hiscox Ltd.	32,589	662,150
MetLife, Inc.	30,909	1,315,796
Prudential Financial, Inc.	7,719	709,222
Samsung Fire & Marine Insurance Co. Ltd.	431	114,290
Travelers Cos., Inc.	15,647	2,146,143
Zurich Insurance Group AG	7,302	2,417,011
		$13,332,391
Machinery & Tools – 0.8%
Eaton Corp. PLC	27,374	$2,205,250
Illinois Tool Works, Inc.	12,160	1,745,325
Kubota Corp.	56,300	812,522
		$4,763,097
Major Banks – 2.3%
ABSA Group Ltd.	43,949	$463,286
Bank of New York Mellon Corp.	28,174	1,420,815
China Construction Bank	1,648,000	1,412,880
Goldman Sachs Group, Inc.	4,807	922,896
JPMorgan Chase & Co.	33,551	3,396,368
National Australia Bank Ltd.	10,659	191,254
PNC Financial Services Group, Inc.	6,749	827,832
Royal Bank of Canada	10,271	775,974
State Street Corp.	20,066	1,320,544
UBS AG	149,085	1,807,136
Wells Fargo & Co.	40,761	1,969,572
		$14,508,557
Medical & Health Technology & Services – 0.6%
HCA Healthcare, Inc.	11,912	$1,553,087
McKesson Corp.	1,282	150,071
Sonic Healthcare Ltd.	36,145	630,326
Walgreens Boots Alliance, Inc.	20,445	1,293,555
		$3,627,039

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.1%
Abbott Laboratories	22,771	$1,820,314
Danaher Corp.	12,390	1,635,728
Medtronic PLC	24,131	2,197,851
Thermo Fisher Scientific, Inc.	3,375	923,805
		$6,577,698
Metals & Mining – 0.0%
POSCO	1,092	$243,394
Natural Gas - Distribution – 0.1%
ENGIE	45,180	$673,039
Network & Telecom – 0.2%
Cisco Systems, Inc.	18,466	$996,979
Oil Services – 0.2%
Schlumberger Ltd.	27,673	$1,205,713
Other Banks & Diversified Financials – 1.1%
American Express Co.	6,605	$721,927
BB&T Corp.	20,227	941,162
Citigroup, Inc.	22,343	1,390,181
DBS Group Holdings Ltd.	15,900	296,002
ING Groep N.V.	30,042	363,417
KBC Groep N.V.	12,105	845,687
Komercni Banka A.S.	2,693	110,007
ORIX Corp.	18,500	265,323
Sberbank of Russia PJSC, ADR	18,325	242,990
U.S. Bancorp	34,347	1,655,182
		$6,831,878
Pharmaceuticals – 3.5%
Bayer AG	31,643	$2,044,543
Bristol-Myers Squibb Co.	31,085	1,483,065
Eli Lilly & Co.	6,064	786,865
Johnson & Johnson	28,464	3,978,983
Novartis AG	34,441	3,312,839
Novo Nordisk A.S., “B”	12,746	667,234
Pfizer, Inc.	85,751	3,641,845
Roche Holding AG	17,908	4,934,029
Santen Pharmaceutical Co. Ltd.	65,500	974,551
		$21,823,954
Printing & Publishing – 0.4%
Moody's Corp.	8,174	$1,480,230
RELX Group PLC	51,154	1,093,127
		$2,573,357
Railroad & Shipping – 0.2%
Canadian National Railway Co.	5,375	$480,955
Union Pacific Corp.	3,799	635,193
		$1,116,148
Real Estate – 0.8%
CK Asset Holdings Ltd.	48,000	$426,805
Deutsche Wohnen SE	39,369	1,909,132
Grand City Properties S.A.	19,879	479,435
Medical Properties Trust, Inc., REIT	57,528	1,064,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Public Storage, Inc., REIT	1,635	$356,070
STORE Capital Corp., REIT	15,350	514,225
Unibail-Rodamco-Westfield, REIT	3,188	522,617
		$5,273,127
Restaurants – 0.3%
Greggs PLC	24,793	$593,843
Starbucks Corp.	16,003	1,189,663
		$1,783,506
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	14,182	$1,256,625
PTT Global Chemical PLC	512,900	1,086,892
		$2,343,517
Specialty Stores – 0.1%
Dufry AG	4,621	$485,420
Telecommunications - Wireless – 0.8%
KDDI Corp.	165,700	$3,565,772
SK Telecom Co. Ltd.	2,050	454,211
Vodafone Group PLC	648,922	1,181,573
		$5,201,556
Telephone Services – 0.3%
TELUS Corp.	20,464	$757,398
TELUS Corp.	7,202	266,762
Verizon Communications, Inc.	10,422	616,253
		$1,640,413
Tobacco – 1.4%
Altria Group, Inc.	7,814	$448,758
Imperial Tobacco Group PLC	27,970	956,093
Japan Tobacco, Inc.	94,900	2,350,451
Philip Morris International, Inc. (s)	53,313	4,712,336
		$8,467,638
Trucking – 0.1%
United Parcel Service, Inc., “B”	6,597	$737,149
Utilities - Electric Power – 1.1%
Duke Energy Corp.	19,973	$1,797,570
E.ON AG	33,200	369,144
Exelon Corp.	41,648	2,087,814
SSE PLC	120,523	1,863,295
Xcel Energy, Inc.	12,044	676,993
		$6,794,816
Total Common Stocks		$221,145,285
Preferred Stocks – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	16,253	$1,659,094
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	101	$106,352

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	7,938	$419,444
NextEra Energy, Inc., 6.123%	3,325	205,684
		$625,128
Total Convertible Preferred Stocks		$731,480
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 2.48% (v)	13,579,528	$13,579,528
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – April 2019 @ EUR 85	Put	Merrill Lynch International	$31,212,210	EUR 27,300,000	$2,426
Russell 2000 Index – June 2019 @ $1,180	Put	Goldman Sachs International	28,485,162	185	39,775
Total Purchased Options					$42,201

Written Options (see table below) – 0.0%
(Premiums Received, $9,191)	$ (100)

Other Assets, Less Liabilities – 1.1%	6,834,788
Net Assets – 100.0%	$618,962,853
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,579,528 and $598,548,637, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,910,246, representing 5.5% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Broadcom, Inc., 4.25%, 4/15/2026	3/29/19	$627,329	$627,323
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	354,503	355,060
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	3/06/19	747,082	760,243
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	1,292,000	1,279,289
Enel Finance International N.V., 3.5%, 4/06/2028	5/22/17	365,289	389,080
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022	11/15/18	417,857	425,858
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	509,333	542,774
Total Restricted Securities			$4,379,627
% of Net assets			0.7%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 3/31/19
Written Options
Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Index	Put	Merrill Lynch International	EUR (13,650,000)	$(15,606,105)	EUR 100	April – 2019	$(100)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,154,153	USD	2,231,236	JPMorgan Chase Bank N.A.	5/13/2019	$10,139
CAD	3,924,017	USD	2,927,674	JPMorgan Chase Bank N.A.	4/12/2019	9,539
CAD	3,184,790	USD	2,382,877	Morgan Stanley Capital Services, Inc.	4/12/2019	1,008
EUR	220,936	USD	247,734	NatWest Markets PLC	4/12/2019	311
GBP	310,281	USD	397,042	Citibank N.A.	4/12/2019	7,290
GBP	3,841,975	USD	4,927,410	JPMorgan Chase Bank N.A.	4/12/2019	79,126
GBP	134,000	USD	173,167	NatWest Markets PLC	4/12/2019	1,450
GBP	370,281	USD	479,281	UBS AG	4/12/2019	3,238
ILS	1,799,000	USD	490,129	Barclays Bank PLC	4/12/2019	5,448

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
MXN	23,425,560	USD	1,201,452	JPMorgan Chase Bank N.A.	4/12/2019	$3,475
NOK	45,194,693	USD	5,215,053	Goldman Sachs International	5/13/2019	33,292
NZD	54,598,449	USD	37,108,000	Goldman Sachs International	5/14/2019	102,472
NZD	2,929,000	USD	1,994,248	JPMorgan Chase Bank N.A.	4/12/2019	798
RUB	42,540,000	USD	642,181	JPMorgan Chase Bank N.A.	5/06/2019	2,524
USD	751,181	AUD	1,049,964	Deutsche Bank AG	4/12/2019	5,496
USD	3,101,444	AUD	4,358,330	JPMorgan Chase Bank N.A.	4/12/2019	6,158
USD	195,643	AUD	275,000	NatWest Markets PLC	4/12/2019	338
USD	391,953	AUD	551,000	State Street Bank Corp.	4/12/2019	633
USD	27,415,221	CAD	36,423,522	Citibank N.A.	4/12/2019	151,414
USD	2,886,303	CAD	3,833,576	Deutsche Bank AG	4/12/2019	16,787
USD	2,872,499	CAD	3,764,729	JPMorgan Chase Bank N.A.	4/12/2019	54,516
USD	1,932,566	CAD	2,578,000	NatWest Markets PLC	4/12/2019	2,876
USD	198,971	CHF	194,000	Barclays Bank PLC	4/12/2019	3,958
USD	628,000	CHF	621,942	JPMorgan Chase Bank N.A.	5/13/2019	977
USD	759,690	DKK	4,986,300	JPMorgan Chase Bank N.A.	5/13/2019	7,694
USD	1,761,374	EUR	1,543,000	Citibank N.A.	4/12/2019	29,041
USD	8,658,055	EUR	7,557,904	Deutsche Bank AG	4/12/2019	172,764
USD	3,842,318	EUR	3,327,321	Goldman Sachs International	4/12/2019	106,722
USD	74,650,436	EUR	65,591,295	Goldman Sachs International	5/13/2019	818,925
USD	10,226,068	EUR	9,000,149	JPMorgan Chase Bank N.A.	4/12/2019	121,563
USD	39,505,940	EUR	34,723,182	JPMorgan Chase Bank N.A.	5/13/2019	420,495
USD	336,145	EUR	298,449	Merrill Lynch International	4/12/2019	1,075
USD	7,582,317	EUR	6,607,400	NatWest Markets PLC	4/12/2019	164,162
USD	316,299	EUR	276,000	UBS AG	4/12/2019	6,432
USD	5,833,948	GBP	4,472,388	JPMorgan Chase Bank N.A.	4/12/2019	5,910
USD	1,580,156	GBP	1,200,000	UBS AG	4/12/2019	16,418
USD	694,906	ILS	2,517,156	JPMorgan Chase Bank N.A.	5/13/2019	61
USD	1,050,349	JPY	113,163,000	Citibank N.A.	4/12/2019	28,455
USD	1,237,753	JPY	134,727,172	Goldman Sachs International	4/12/2019	21,129
USD	1,984,465	JPY	215,000,000	JPMorgan Chase Bank N.A.	4/12/2019	42,955
USD	56,915,042	JPY	6,248,311,614	JPMorgan Chase Bank N.A.	5/13/2019	344,942
USD	782,534	JPY	86,076,056	UBS AG	4/12/2019	5,243
USD	4,139,340	KRW	4,647,650,630	JPMorgan Chase Bank N.A.	7/10/2019	32,143
USD	281,004	NOK	2,389,236	JPMorgan Chase Bank N.A.	4/12/2019	3,877
USD	18,539,000	NZD	26,884,129	Goldman Sachs International	5/13/2019	217,022
USD	14,128,683	SEK	130,739,930	Goldman Sachs International	5/13/2019	23,548
USD	3,957,200	SEK	35,341,000	JPMorgan Chase Bank N.A.	4/12/2019	153,163
USD	155,739	THB	4,912,000	JPMorgan Chase Bank N.A.	5/13/2019	811
USD	66,163	ZAR	929,865	UBS AG	4/12/2019	1,796
						$3,249,609
Liability Derivatives
AUD	35,690	USD	25,394	JPMorgan Chase Bank N.A.	4/12/2019	$(47)
AUD	12,232,812	USD	8,787,000	JPMorgan Chase Bank N.A.	5/13/2019	(94,234)
CAD	9,788,071	USD	7,389,808	Citibank N.A.	4/12/2019	(63,222)
CAD	11,385,701	USD	8,611,104	JPMorgan Chase Bank N.A.	4/12/2019	(88,656)
CAD	26,852,760	USD	20,359,431	JPMorgan Chase Bank N.A.	5/13/2019	(244,387)
CAD	2,695,000	USD	2,053,410	Merrill Lynch International	4/12/2019	(36,143)
CHF	2,483,000	USD	2,554,443	UBS AG	4/12/2019	(58,478)
CZK	9,851,000	USD	440,611	Barclays Bank PLC	4/12/2019	(12,397)
DKK	6,419,079	USD	990,349	NatWest Markets PLC	4/12/2019	(24,982)
EUR	506,855	USD	584,132	Barclays Bank PLC	4/12/2019	(15,084)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	721,029	USD	827,571	Brown Brothers Harriman	4/12/2019	$(18,068)
EUR	5,831,311	USD	6,680,992	Citibank N.A.	4/12/2019	(134,156)
EUR	2,284,802	USD	2,602,717	Deutsche Bank AG	4/12/2019	(37,559)
EUR	3,826,517	USD	4,327,836	Goldman Sachs International	4/12/2019	(31,789)
EUR	16,515,593	USD	18,836,440	JPMorgan Chase Bank N.A.	4/12/2019	(294,315)
EUR	499,519	USD	571,653	NatWest Markets PLC	4/12/2019	(10,843)
GBP	300,000	USD	392,804	Barclays Bank PLC	4/12/2019	(1,869)
GBP	2,428,425	USD	3,217,969	Citibank N.A.	4/12/2019	(53,452)
GBP	291,139	USD	386,520	Deutsche Bank AG	4/12/2019	(7,131)
GBP	2,258,000	USD	2,969,028	Goldman Sachs International	4/12/2019	(26,594)
GBP	7,530,979	USD	9,987,000	JPMorgan Chase Bank N.A.	5/13/2019	(158,193)
ILS	1,195,814	USD	332,000	JPMorgan Chase Bank N.A.	5/13/2019	(1,903)
JPY	275,832,270	USD	2,562,369	Citibank N.A.	4/12/2019	(71,525)
JPY	4,625,959,302	USD	42,839,898	JPMorgan Chase Bank N.A.	4/12/2019	(1,066,178)
KRW	5,460,044,000	USD	4,862,882	JPMorgan Chase Bank N.A.	7/10/2019	(37,761)
NOK	16,000,000	USD	1,905,071	Citibank N.A.	4/12/2019	(49,234)
NOK	16,780,000	USD	1,977,536	Goldman Sachs International	4/12/2019	(31,227)
NOK	126,881,224	USD	14,799,000	Goldman Sachs International	5/13/2019	(64,606)
NOK	40,637,956	USD	4,724,116	JPMorgan Chase Bank N.A.	4/12/2019	(10,527)
PHP	157,364,000	USD	3,022,278	Barclays Bank PLC	4/26/2019	(33,422)
PLN	3,697,931	USD	993,850	Citibank N.A.	4/12/2019	(30,383)
SEK	134,053,704	USD	14,500,000	Goldman Sachs International	5/14/2019	(36,276)
SEK	51,640,522	USD	5,838,254	JPMorgan Chase Bank N.A.	4/12/2019	(279,768)
SGD	1,023,000	USD	756,276	JPMorgan Chase Bank N.A.	4/12/2019	(1,285)
THB	42,550,650	USD	1,355,764	JPMorgan Chase Bank N.A.	5/13/2019	(13,688)
USD	1,474,421	AUD	2,084,188	Deutsche Bank AG	4/12/2019	(5,769)
USD	2,947,030	AUD	4,157,842	JPMorgan Chase Bank N.A.	4/12/2019	(5,870)
USD	6,324	CAD	8,469	Deutsche Bank AG	4/12/2019	(15)
USD	14,887,000	CAD	19,975,778	JPMorgan Chase Bank N.A.	5/14/2019	(76,935)
USD	387,215	CAD	519,000	NatWest Markets PLC	4/12/2019	(1,268)
USD	31,125,677	CHF	30,989,675	JPMorgan Chase Bank N.A.	5/13/2019	(117,193)
USD	393,259	GBP	304,000	Citibank N.A.	4/12/2019	(2,888)
USD	382,710	GBP	294,000	Goldman Sachs International	4/12/2019	(406)
USD	17,265,785	GBP	13,360,550	JPMorgan Chase Bank N.A.	5/13/2019	(171,292)
USD	447,450	GBP	345,690	NatWest Markets PLC	4/12/2019	(3,024)
USD	265,358	GBP	205,000	UBS AG	4/12/2019	(1,781)
USD	1,163,939	JPY	129,455,000	Citibank N.A.	4/12/2019	(5,076)
USD	387,903	JPY	43,253,000	Deutsche Bank AG	4/12/2019	(2,684)
USD	14,661,000	NOK	126,410,793	Goldman Sachs International	5/13/2019	(18,764)
USD	2,702,409	NZD	3,986,789	Goldman Sachs International	4/12/2019	(13,134)
USD	9,640,902	NZD	14,276,261	Goldman Sachs International	5/13/2019	(88,606)
USD	2,185,854	NZD	3,220,000	JPMorgan Chase Bank N.A.	4/12/2019	(7,401)
USD	486,740	NZD	717,000	NatWest Markets PLC	4/12/2019	(1,633)
USD	2,946,891	PHP	157,364,000	JPMorgan Chase Bank N.A.	7/10/2019	(25,398)
USD	911,530	SGD	1,238,213	JPMorgan Chase Bank N.A.	5/13/2019	(2,818)
						$(3,691,337)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	292	$17,501,055	April – 2019	$301,738
FTSE 100 Index	Long	GBP	152	14,276,776	June – 2019	410,496
FTSE/MIB Index	Long	EUR	153	17,798,660	June – 2019	449,410
Hang Seng Index	Long	HKD	126	23,335,830	April – 2019	421,501
IBEX Index	Long	EUR	61	6,287,325	April – 2019	4,540
IBOV Index	Short	BRL	200	4,876,856	April – 2019	122,339
MSCI Taiwan Index	Long	USD	211	8,243,770	April – 2019	115,101
NIFTY Index	Long	USD	66	1,541,166	April – 2019	17,141
OMX Index	Long	SEK	528	8,781,259	April – 2019	97,085
S&P/ASX 200 Index	Long	AUD	95	10,406,578	June – 2019	91,913
Topix Index	Short	JPY	59	8,474,962	June – 2019	14,905
						$2,046,169
Interest Rate Futures
German Euro-Bund 10 yr	Long	EUR	83	$15,487,131	June – 2019	$245,844
Japan Government Bond 10 yr	Long	JPY	29	40,107,552	June – 2019	140,183
Long Gilt 10 yr	Long	GBP	83	13,985,327	June – 2019	279,282
U.S. Treasury Note 2 yr	Long	USD	43	9,163,031	June – 2019	29,075
U.S. Treasury Ultra Bond	Long	USD	21	3,528,000	June – 2019	153,484
						$847,868
						$2,894,037
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	104	$12,784,759	April – 2019	$(339,615)
BIST 30 Index	Long	TRY	7,415	16,045,552	April – 2019	(1,758,902)
DAX Index	Short	EUR	46	14,879,653	June – 2019	(48,964)
FTSE/JSE Index	Short	ZAR	49	1,724,590	June – 2019	(12,147)
Hang Seng China Enterprises Index	Short	HKD	76	5,505,920	April – 2019	(50,779)
KOSPI 200 Index	Short	KRW	268	16,361,906	June – 2019	(62,418)
Mexican Bolsa Index	Short	MXN	307	6,885,505	June – 2019	(50,513)
MSCI Singapore Index	Short	SGD	299	7,935,827	April – 2019	(152,782)
Russell 2000 Index	Short	USD	189	14,588,910	June – 2019	(157,490)
S&P 500 Index	Short	USD	7	993,230	June – 2019	(10,276)
S&P/TSX 60 Index	Short	CAD	36	5,156,673	June – 2019	(18,425)
						$(2,662,311)
Interest Rate Futures
Australian Treasury Bond 10 yr	Short	AUD	324	$31,875,779	June – 2019	$(406,308)
Canadian Treasury Bond 10 yr	Short	CAD	395	41,097,617	June – 2019	(786,957)
German Euro-Bobl 5 yr	Short	EUR	161	24,045,323	June – 2019	(200,833)
German Euro-Buxl 30 yr	Short	EUR	20	4,299,893	June – 2019	(211,832)
U.S. Treasury Bond	Short	USD	10	1,496,562	June – 2019	(37,537)
U.S. Treasury Note 10 yr	Short	USD	441	54,780,469	June – 2019	(754,907)
U.S. Treasury Note 5 yr	Short	USD	113	13,088,578	June – 2019	(126,641)
U.S. Treasury Ultra Note 10 yr	Short	USD	71	9,427,469	June – 2019	(175,179)
						$(2,700,194)
						$(5,362,505)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/01/24	USD	70,278,000	centrally cleared	2.53%/Semi-annually	2.63% (3-Month Libor)/Quarterly	$789,539	$—	$789,539
Liability Derivatives
Interest Rate Swaps
3/01/49	USD	15,600,000	centrally cleared	2.62% (3-Month Libor)/Quarterly	2.84%/Semi-annually	$(871,725)	$—	$(871,725)
At March 31, 2019, the fund had cash collateral of $2,424,818 and other liquid securities with an aggregate value of $17,638,331 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$120,639,517	$—	$—	$120,639,517
Switzerland	20,849,500	—	—	20,849,500
Japan	16,200,143	—	—	16,200,143
United Kingdom	15,253,508	—	—	15,253,508
France	11,513,627	—	—	11,513,627
Canada	8,247,768	—	—	8,247,768
Germany	6,461,347	—	—	6,461,347
Taiwan	5,070,316	—	—	5,070,316
Netherlands	3,685,348	—	—	3,685,348
Other Countries	14,567,668	1,086,892	—	15,654,560
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	67,611,527	—	67,611,527
Non-U.S. Sovereign Debt	—	141,596,436	—	141,596,436
Municipal Bonds	—	927,284	—	927,284
U.S. Corporate Bonds	—	56,691,447	—	56,691,447
Residential Mortgage-Backed Securities	—	32,967,235	—	32,967,235
Commercial Mortgage-Backed Securities	—	6,987,219	—	6,987,219
Asset-Backed Securities (including CDOs)	—	10,051,583	—	10,051,583
Foreign Bonds	—	58,140,272	—	58,140,272
Mutual Funds	13,579,528	—	—	13,579,528
Total	$236,068,270	$376,059,895	$—	$612,128,165
Other Financial Instruments
Futures Contracts - Assets	$2,894,037	$—	$—	$2,894,037
Futures Contracts - Liabilities	(5,362,505)	—	—	(5,362,505)
Forward Foreign Currency Exchange Contracts - Assets	—	3,249,609	—	3,249,609
Forward Foreign Currency Exchange Contracts - Liabilities	—	(3,691,337)	—	(3,691,337)
Swap Agreements - Assets	—	789,539	—	789,539
Swap Agreements - Liabilities	—	(871,725)	—	(871,725)
Written Options - Liabilities	—	(100)	—	(100)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2019, the value of securities loaned was $82,728. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $87,563.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,749,202	75,635,671	(86,805,345)	13,579,528
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,048)	$1,354	$—	$134,244	$13,579,528

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	49.7%
Japan	12.8%
United Kingdom	10.3%
France	5.2%
Italy	4.8%
Spain	4.3%
Switzerland	4.1%
Hong Kong	3.8%
Canada	(3.6)%
Other Countries	8.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.